Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events - For the year ended 2024 (Details)
€ / shares in Units, € in Thousands, $ in Thousands
						1 Months Ended		3 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended		27 Months Ended	31 Months Ended	142 Months Ended
	Nov. 19, 2024 USD ($)	Jul. 11, 2024 shares	Jun. 21, 2024 EUR (€)	Apr. 04, 2024 shares	Mar. 28, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 shares	Sep. 30, 2025 EUR (€) € / shares	Sep. 30, 2024 EUR (€)	Aug. 31, 2025 plan	Sep. 30, 2024 shares plan	Sep. 30, 2025 EUR (€) shares € / shares	Sep. 30, 2024 EUR (€)	Nov. 30, 2019 EUR (€)	Jun. 30, 2016 EUR (€)	Sep. 30, 2025 EUR (€) € / shares	Nov. 19, 2024 shares € / shares	Aug. 20, 2023 EUR (€) € / shares	Dec. 16, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of free shares plans issued | plan										7	7
Proceeds from borrowings																€ 175,000
Par value per share (in euro per share) | € / shares								€ 0.01				€ 0.01				€ 0.01	€ 0.01
Subsidies									€ 20				€ 4,140
Number of ADS per Ordinary Shares | shares																	1
At-The-Market (ATM) Program
Disclosure of detailed information about borrowings [line items]
Expected proceeds from share issuance | $	$ 150,000
Expected proceeds from share issuance, shelf registration | $	$ 350,000
RNP-VIR conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity						€ 6,300
Net proceeds from sale of royalty certificates														€ 4,032
Proceeds from government grants														€ 1,123
Repayment of excess conditional advances claimed						€ 1,241
Percentage of conditional advances waived						60.00%
Conditional advances Bpifrance						€ 2,945
Subsidies						1,872
CARENA conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																			€ 3,840
Net proceeds from sale of royalty certificates						€ 1,068									€ 2,187
Percentage of conditional advances waived						60.00%
Conditional advances Bpifrance						€ 3,255
Subsidies						€ 2,251
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					€ 25,000
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			€ 25,000
Kreos & Claret Financing, Tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity																		€ 25,000
Par value per share (in euro per share) | € / shares																		€ 1.00
AGA-2024
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares											1,946,125
AGA-2024 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage											50.00%
Vesting period											2 years
AGA-2024 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage											25.00%
Vesting period											3 years
AGA-2024 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage											25.00%
Vesting period											4 years
AGA-2024-6
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares		20,000										0
BSA-2024-1
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares				58,365			77,820					0
Vesting percentage							25.00%
Vesting period							4 years